Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net	Property and equipment, net consisted of the following:
	September 30, 2023	December 31, 2022
Computer, equipment and vehicles (5 year useful life)	$166,774	$149,196
Leasehold improvements (2 year useful life)	217,224	133,208
Less: accumulated depreciation	(236,150)	(96,135)
Total property and equipment, net	$147,848	$186,269
Property and equipment, net consisted of the following:
	December 31, 2022	December 31, 2021
Computer and office equipment (5 year useful life)	$149,196	$66,445
Leasehold improvements (2 year useful life)	133,208	-
Less: accumulated depreciation	(96,135)	(43,536)
Total property and equipment, net	$186,269	$22,909